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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22067

Registrant Name: Nicholas–Applegate Global Equity & Convertible Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas
New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: August 31, 2008

Date of Reporting Period: May 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*
COMMON STOCK—64.8%
	Australia—2.6%
	Airlines—0.3%
152,554	Qantas Airways Ltd.	$505,354

	Banking—0.5%
19,579	Commonwealth Bank of Australia	791,045

	Engineering & Construction—0.5%
14,173	Leighton Holdings Ltd.	721,823

	Financial Services—0.2%
139,994	Challenger Financial Services Group Ltd.	264,873

	Metals & Mining—0.7%
13,924	BHP Billiton Ltd.	583,976
58,602	OneSteel Ltd.	403,662
		987,638
	Pharmaceuticals—0.4%
17,462	CSL Ltd.	663,216

	Austria—0.2%
	Building Materials—0.1%
3,027	Wienerberger AG	160,142

	Metals & Mining—0.1%
2,316	Voestalpine AG	192,841

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	293,332

	Bermuda—1.2%
	Apparel—0.2%
19,500	Esprit Holdings Ltd.	228,312

	Engineering & Construction—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	238,827

	Financial Services—0.8%
31,249	Lazard Ltd.—Class A	1,190,265

	Transportation—0.0%
10,500	Orient Overseas International Ltd.	70,833

	Canada—0.8%
	Computer—0.8%
9,100	Research In Motion Ltd. (a)	1,263,717

	Cayman Islands—0.2%
	Chemicals—0.1%
30,500	Kingboard Chemical Holdings Ltd.	141,362

	Paper/Paper Products—0.0%
28,000	Lee & Man Paper Manufacturing Ltd.	58,468

	Semiconductors—0.1%
16,500	ASM Pacific Technology	130,755

	Denmark—0.2%
	Building/Construction—0.2%
2,000	FLSmidth & Co. AS	239,390

	Finland—0.2%
	Food —0.1%
4,984	Kesko Oyj	202,804

	Telecommunications—0.1%
7,353	Nokia Oyj	209,378

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*
	France—3.2%
	Airlines—0.1%
4,355	Air France-KLM	$116,247

	Automotive—0.5%
9,874	Peugeot S.A.	613,635
1,838	Renault S.A.	188,504
		802,139
	Banking—0.6%
4,922	BNP Paribas	507,082
12,598	Credit Agricole S.A.	332,827
		839,909
	Home Furnishings—0.1%
681	SEB S.A.	133,870

	Machinery-Diversified—0.4%
2,456	Alstom S.A.	618,184

	Oil & Gas—0.5%
8,490	Total S.A.	739,136

	Telecommunications—1.0%
47,233	France Telecom S.A.	1,435,649

	Germany—2.6%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG	612,074

	Automotive—1.4%
17,212	Daimler AG	1,307,086
3,950	Porsche Automobil Holding SE	734,574
		2,041,660

	Chemicals—0.6%
1,922	K&S AG	896,793

	Electric—0.0%
568	RWE AG	73,266

	Metals & Mining—0.2%
1,548	Salzgitter AG	303,091

	Greece—0.2%
	Banking—0.2%
4,039	National Bank of Greece S.A.	228,371

	Hong Kong—1.2%
	Airlines—0.3%
197,000	Cathay Pacific Airways Ltd.	414,371

	Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	137,728

	Investment Company—0.4%
56,000	Swire Pacific Ltd.—Class A	639,163

	Real Estate—0.3%
41,000	Hang Lung Group Ltd.	211,348
118,000	New World Development Ltd.	297,083
		508,431
	Utilities—0.1%
38,000	China Resources Power Holdings Co.	105,677

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*
	Ireland—0.3%
	Banking—0.2%
20,740	Anglo Irish Bank Corp. PLC	$264,650

	Financial Services—0.1%
9,738	Irish Life & Permanent PLC	169,069

	Italy—0.9%
	Energy—0.4%
54,358	Enel SpA	610,579

	Home Furnishings—0.1%
14,735	Indesit Co. SpA	184,660

	Utilities—0.4%
13,395	ENI SpA	545,927

	Japan—6.1%
	Agriculture—0.1%
16	Japan Tobacco, Inc.	77,538

	Automotive—0.1%
5,800	Tokai Rika Co., Ltd.	137,729

	Banking—0.3%
169,000	Hokuhoku Financial Group, Inc.	520,678

	Electrical Components & Equipment—0.1%
13,000	Toshiba Corp.	114,451

	Electronics—0.4%
5,500	Mitsumi Electric Co., Ltd.	159,503
23,000	Nippon Chemi-Con Corp.	105,058
14,000	Star Micronics Co., Ltd.	268,760
		533,321
	Financial Services—0.3%
490	ORIX Corp.	92,483
13,600	Promise Co., Ltd.	434,258
		526,741
	Home Furnishings—0.4%
13,300	Sony Corp.	668,610

	Leisure Products—0.3%
7,900	Sankyo Co., Ltd.	505,186

	Machinery-Diversified—0.1%
4,700	Shima Seiki Manufacturing Ltd.	154,159

	Manufacturing—0.4%
3,500	FUJIFILM Holdings Corp.	129,521
5,000	Glory Ltd.	117,412
5,000	Nikon Corp.	159,178
7,000	Olympus Corp.	228,243
		634,354
	Metals & Mining—0.4%
4,300	JFE Holdings, Inc.	242,730
43,000	Nippon Steel Corp.	268,427
25,000	Sumitomo Metal Industries Ltd.	119,125
		630,282
	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	93,703
3,300	Daiichi Sankyo Co., Ltd.	93,019
		186,722
	Real Estate—0.1%
2,000	Daito Trust Construction Co., Ltd.	102,848

	Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	60,007

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*
	Telecommunications—0.3%
50	KDDI Corp.	$346,463
21	Nippon Telegraph & Telephone Corp.	101,711
		448,174
	Toys/Games/Hobbies—0.1%
300	Nintendo Co., Ltd.	165,012

	Transportation—1.0%
17	East Japan Railway Co.	131,065
71,000	Mitsui OSK Lines Ltd.	1,071,135
32,000	Nippon Yusen KK	325,198
		1,527,398

	Wholesale—1.6%
54,000	ITOCHU Corp.	624,464
70,000	Marubeni Corp.	624,150
26,000	Mitsui & Co., Ltd.	636,921
36,900	Sumitomo Corp.	544,349
		2,429,884
	Luxembourg—0.2%
	Metals & Mining—0.2%
3,088	ArcelorMittal	305,385

	Netherlands—1.2%
	Insurance—0.4%
14,541	ING Groep NV	554,640

	Oil & Gas—0.8%
11,800	Schlumberger Ltd. (b)	1,193,334

	New Zealand—0.1%
	Building Materials—0.1%
27,259	Fletcher Building Ltd.	170,868

	Norway—0.5%
	Chemicals—0.5%
10,500	Yara International ASA	794,886

	Oil & Gas—0.0%
3,400	TGS Nopec Geophysical Co. ASA (a)	53,975

	Singapore—0.8%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	466,220

	Banking—0.2%
36,000	Oversea-Chinese Banking Corp.	228,916

	Electronics—0.1%
26,000	Venture Corp Ltd.	190,857

	Real Estate—0.1%
71,000	Wing Tai Holdings Ltd.	94,723

	Wholesale—0.1%
17,000	Jardine Cycle & Carriage Ltd.	204,220

	Spain—1.3%
	Building/Construction—0.4%
9,221	ACS Actividades de Construccion y Servicios S.A.	556,361
2,822	Sacyr Vallehermoso S.A.	101,094
		657,455

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*
	Telecommunications—0.9%
45,274	Telefonica S.A.	$1,296,798

	Sweden—1.4%
	Banking—0.3%
19,000	Nordea Bank AB	308,863
4,200	Swedbank AB	103,826
		412,689
	Hand/Machine Tools—0.2%
20,200	Sandvik AB	347,045

	Home Furnishings—0.1%
5,400	Electrolux AB	77,971

	Machinery-Diversified—0.1%
14,200	Volvo AB	225,035

	Manufacturing—0.2%
16,000	Trelleborg AB	298,806

	Retail—0.5%
13,200	Hennes & Mauritz AB	729,848

	Switzerland—1.1%
	Financial Service—0.1%
2,773	Credit Suisse Group	140,891

	Insurance—0.7%
3,450	Zurich Financial Services AG	1,010,093

	Pharmaceuticals—0.2%
5,878	Actelion Ltd. (a)	320,718

	Retail—0.1%
656	Swatch Group AG	183,274

	United Kingdom—7.8%
	Agriculture—0.4%
14,650	British American Tobacco PLC	546,947

	Banking—0.4%
19,664	Barclays PLC	145,690
72,326	GALIFORM PLC (a)	84,746
17,896	Lloyds TSB Group PLC	135,950
50,671	Royal Bank of Scotland Group PLC (a)	229,115
		595,501
	Commercial Services—0.2%
13,579	Aggreko PLC	162,388
14,108	Michael Page International PLC	79,800
		242,188
	Food—0.4%
92,458	WM Morrison Supermarkets PLC	535,203

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares		Value*
	Insurance—0.5%
253,484	Old Mutual PLC	$586,334
45,432	Standard Life PLC	225,600
		811,934
	Investment Company—0.2%
9,470	Standard Chartered PLC	351,342

	Manufacturing—0.7%
17,900	Charter PLC (a)	321,049
49,614	Cookson Group PLC	716,406
		1,037,455
	Metals & Mining—1.9%
6,416	Anglo American PLC	436,155
36,554	BHP Billiton PLC	1,387,313
5,372	Rio Tinto PLC (a)	644,589
4,527	Xstrata PLC	357,366
		2,825,423
	Oil & Gas—2.0%
16,993	BG Group PLC	426,373
	Royal Dutch Shell PLC
16,201	Class A	689,560
45,399	Class B (b)	1,892,167
		3,008,100
	Retail—0.5%
16,621	Game Group PLC	92,897
26,858	Marks & Spencer Group PLC	201,983
21,928	Next PLC	501,805
		796,685
	Telecommunications—0.4%
165,068	Vodafone Group PLC	528,796

	Venture Capital—0.2%
17,856	3i Group PLC	312,648

	United States—30.3%
	Aerospace/Defense—0.7%
10,300	L-3 Communications Holdings, Inc. (b)	1,106,117

	Agriculture—0.5%
20,500	Archer-Daniels-Midland Co. (b)	813,850

	Automotive—0.7%
31,200	Johnson Controls, Inc.	1,062,672

	Beverages—2.3%
20,100	Coca-Cola Co.	1,150,926
20,900	Molson Coors Brewing Co. (b)	1,212,200
15,200	PepsiCo., Inc. (b)	1,038,160
		3,401,286

	Commercial Services—0.8%
21,900	McKesson Corp.	1,262,535

	Computers—1.4%
51,700	EMC Corp. (a)	901,648
9,300	International Business Machines Corp. (b)	1,203,699
		2,105,347
	Cosmetics/Personal Care—0.7%
16,500	Procter & Gamble Co.	1,089,825

	Electric—0.7%
12,500	Constellation Energy Group, Inc.	1,077,875

	Healthcare-Products—1.5%
19,000	Baxter International, Inc. (b)	1,160,900
3,680	Intuitive Surgical, Inc. (a) (b)	1,080,411
		2,241,311
	Insurance—1.2%
23,000	Cigna Corp.	933,800
12,700	Prudential Financial, Inc.	948,690
		1,882,490

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Shares			Value*
	Internet—0.8%
2000	Google, Inc. —Class A (a) (b)		$1,171,600

	Machinery-Diversified—1.5%
18,700	AGCO Corp. (a)		1,130,041
14,200	Deere & Co.		1,155,028
			2,285,069
	Manufacturing—1.4%
29,800	General Electric Co.		915,456
20,200	Textron, Inc.		1,263,510
			2,178,966

	Media—0.7%
29,919	DISH Network Corp. (a)		1,050,456

	Metals & Mining—0.7%
9,750	Freeport-McMoRan Copper & Gold, Inc. (b)		1,128,173

	Oil & Gas—2.5%
9,700	Diamond Offshore Drilling, Inc. (b)		1,323,468
17,200	National Oilwell Varco, Inc. (a) (b)		1,433,104
18,800	Valero Energy Corp.		955,792
			3,712,364
	Pharmaceuticals—3.7%
23,100	Abbott Laboratories		1,301,685
43,300	Bristol-Myers Squibb Co.		986,807
22,800	Gilead Sciences, Inc. (a) (b)		1,261,296
23,600	Medco Health Solutions, Inc. (a) (b)		1,143,420
21,200	Merck & Co., Inc.		825,952
			5,519,160
	Retail—1.5%
21,900	McDonald's Corp. (b)		1,299,108
19,500	Target Corp.		1,040,520
			2,339,628
	Semiconductors—1.5%
48,000	Intel Corp.		1,112,640
33,900	Texas Instruments, Inc.		1,101,072
			2,213,712
	Software—1.5%
35,700	Microsoft Corp.		1,011,024
57,800	Oracle Corp. (a) (b)		1,320,152
			2,331,176
	Telecommunications—4.0%
44,800	Cisco Systems, Inc. (a) (b)		1,197,056
5,984	EchoStar Corp.(a)		223,443
21,200	Harris Corp. (b)		1,394,536
34,200	Juniper Networks, Inc. (a)		941,184
25,600	Qualcomm, Inc. (b)		1,242,624
28,200	Verizon Communications, Inc.		1,084,854
			6,083,697

	Total Common Stock (cost—$112,295,686)		98,006,291

CONVERTIBLE PREFERRED STOCK—25.0%
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)
	Agriculture—1.0%
$10	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	1,440,000

	Automotive—0.7%
60	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B	990,600

	Banking—3.3%
19	Bank of America Corp., 10.00%, 5/7/09, Ser. JNJ (Johnson & Johnson) (d)	Aa2/AA	1,306,695
	Wachovia Corp.,
35	13.15%, 3/30/09, Ser. GE (General Electric Co.) (d)	Aa3/AA-	1,091,644
27	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (d)	Aa3/AA-	1,158,956
11	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (d)	Aa1/AA+	1,495,340
			5,052,635
	Commercial Services—0.6%
29	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	906,250

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Electric—2.8%
$30	AES Trust III, 6.75%, 10/15/29	B3/B-	$1,475,700
21	Entergy Corp., 7.625%, 2/17/09	NR/BBB	1,486,800
4	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	1,328,672
			4,291,172
	Financial Services—7.5%
46	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (c) (d)	Aa3/AA-	1,072,260
	Credit Suisse,
48	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (d)	Aa1/AA-	1,292,409
20	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (d)	Aa1/AA-	1,257,500
	Eksportfinans AS,
28	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (d)	Aaa/A+	1,243,185
90	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (d)	Aaa/A+	1,359,000
57	Goldman Sachs Group, Inc., 9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (d)	Aa3/NR	1,458,324
	Lehman Brothers Holdings, Inc.,
60	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (d)	A1/A+	1,479,366
18	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (d)	A1/A+	1,182,016
9	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (d)	A1/A+	999,843
			11,343,903
	Hand/Machine Tools—0.8%
1	Stanley Works, 4.344%, 5/17/12 (c)	A2/A	1,228,850

	Insurance—2.1%
40	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	1,163,200
42	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	1,325,100
50	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	696,000
			3,184,300
	Investment Companies—0.8%
17	Vale Capital Ltd., 5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (d)	NR/NR	1,267,028

	Oil & Gas—0.9%
8	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	1,284,425

	Pharmaceuticals—0.6%
5	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	931,890

	Real Estate (REIT)—0.8%
60	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	1,200,000

	Sovereign—2.2%
	Svensk Exportkredit AB,
39	10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (d)	Aa1/AA+	1,698,232
19	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (d)	Aa1/AA+	1,582,875
			3,281,107
	Telecommunications—0.9%
23	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	1,382,063

	Total Convertible Preferred Stock (cost-$42,769,174)		37,784,223

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE BONDS & NOTES—6.7%
	Automotive—0.8%
$1,200	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	$1,147,500

	Commercial Services—0.4%
650	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B-	658,970

	Computers—1.0%
1,400	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	1,498,000

	Electric—0.8%
425	PG&E Corp., 9.50%, 6/30/10	NR/NR	1,167,687

	Internet—0.9%
1,165	Amazon.com, Inc., 4.75%, 2/1/09	Ba2/B+	1,294,606

	Oil & Gas—1.0%
825	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB+	1,532,438

	Telecommunications—1.8%
1,550	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	1,414,375
1,400	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BB	1,344,000
			2,758,375

	Total Convertible Bonds & Notes (cost-$10,849,466)		10,057,576

CORPORATE BONDS & NOTES—0.4%
1,300	Financial Services—0.4%
	Residential Capital LLC, 8.375%, 6/30/10	Ca/D	702,000

	Total Corporate Bonds & Notes (cost-$828,750)		702,000

SHORT-TERM INVESTMENTS—3.7%
	Time Deposit—3.7%
5,574	Bank of America—London, 1.46%, 6/2/08 (cost-$5,573,677)		5,573,677
	Total Investments, before call options written (cost—$172,316,753)—100.6%		152,123,767

CALL OPTIONS WRITTEN (a)—(0.2)%
Contracts
185	Archer Daniels-Midland Co., strike price $45, expires 6/21/08		(2,775)
135	Baxter International, Inc., strike price $62.50, expires 6/21/08		(6,075)
310	Cisco Systems, Inc., strike price $28, expires 6/21/08		(6,200)
246	DAX Index, OTC, strike price €7,264, expires 6/20/08		(16,551)
65	Diamond Offshore Drilling, Inc., strike price $145, expires 6/21/08		(14,300)
1,878	Dow Jones € Stoxx 50 Price Index, OTC, strike price 3,902, expires 6/20/08		(38,614)
70	Freeport-McMoran Copper & Gold, Inc., strike price $130, expires 6/21/08		(6,860)
731	FTSE 100 Index, OTC, strike price GBP 6,382, expires 6/20/08		(17,731)
160	Gilead Sciences, Inc., strike price $55, expires 6/21/08		(23,200)
14	Google, Inc., strike price $640, expires 6/21/08		(2,520)
150	Harris Corp., strike price $70, expires 6/21/08		(15,750)
65	International Business Machines Corp., strike price $130, expires 6/21/08		(14,495)
30	Intuitive Surgical, Inc., strike price $360, expires 6/21/08		(675)

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Contracts		Value*
70	L-3 Communications Holdings, Inc., strike price $115, expires 6/21/08	$(490)
155	McDonalds Corp., strike price $62.50, expires 6/21/08	(2,325)
165	Medco Health Solutions, Inc., strike price $55, expires 6/21/08	(825)
145	Molson Coors Brewing Co., strike price $60, expires 6/21/08	(10,875)
120	National Oilwell Varco, Inc., strike price $85, expires 6/21/08	(35,280)
51,800	NIKKEI 225 Index, OTC, strike price ¥ 14,501, expires 6/13/08	(68,743)
29,364	OMX Stockholm 30 Index, OTC, strike price SEK 1,058, expires 6/19/08	(19,043)
405	Oracle Corp., strike price $22.50, expires 6/21/08	(30,375)
105	Pepsico, Inc., strike price $72.50, expires 6/21/08	(1,050)
180	Qualcomm, Inc., strike price $52.50, expires 6/21/08	(4,500)
65	Research Motion Ltd., strike price $150, expires 6/21/08	(8,710)
550	S&P 200 Index, OTC, strike price AUD 6,090, expires 6/19/08	(7,006)
85	Schlumberger Ltd., strike price $110, expires 6/21/08	(5,100)
198	Swiss Market Index, OTC, strike price CHF 7,860, expires 6/20/08	(4,720)

	Total Call Options Written (premiums received—$787,117)	(364,788)

	Total Investments, net of call options written (cost—$171,529,636)(e)—100.4%	151,758,979

	Liabilities in excess of other assets —(0.4)%	(568,862)

	Net Assets—100.0%	$151,190,117

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value.
Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to procedures approved by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

The prices of certain portfolio securities or other assets may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indicies) that occur after the close of the relevant market and before the time the Fund's net asset value ("NAV") is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by a third-party vendor. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities. Fair value pricing may require subjective determinations about the value of portfolio securities or other assets, and fair values used to determine the Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of portfolio securities or other assets held by the Fund.

(a)	Non-income producing.

(b)	All or partial amount segregated as collateral for call options written.

(c)	Variable rate security. Interest rate disclosed reflects the rate in effect on May 31, 2008.

(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(e)	Securities with an aggregate value of $48,301,667, representing 31.95% of net assets have been valued utilizing modeling tools provided by a third-party vender as described in the footnote above.

Glossary:
€ — Euros
¥ — Japanese Yen
AUD — Australian Dollar
CHF — Swiss Franc
GBP — Great British Pound
GDR—Global Depositary Receipt
NR — Not Rated
REIT — Real Estate Investment Trust
SEK — Swedish Krona

Nicholas-Applegate Global Equity & Convertible Income Fund Schedule of Investments
May 31, 2008 (unaudited)

Other Investments:

     Transactions in call options written for the period September 28, 2007* through May 31, 2008
	Contracts	Premiums
Options outstanding, September 28, 2007*	—	$ —
Options written	96,649	3,289,898
Options terminated in closing purchase transactions	(3,655)	(1,845,015)
Options expired	(5,548)	(657,766)

Options outstanding, May 31, 2008	87,446	$ 787,117

* Commencement of operations

Item 2. Controls and Procedures

(a) The registrant’s President Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas–Applegate Global Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: July 22, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: July 22, 2008